SEGMENT REPORTING (Tables)	6 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
SCHEDULE OF REVENUE BY REGION	Revenue by region
	For the six months ended March 31,
	2022	2021
	(Unaudited)	(Unaudited)
PRC	$13,096,937	$10,735,624
Overseas	591,463	963,206
Total revenue	$13,688,400	$11,698,830

SCHEDULE OF REVENUE BY PRODUCT CATEGORIES

Revenue by product categories

The summary of our total revenues by product categories for the six months ended March 31, 2022 and 2021 was as follows:

	For the six months ended March 31,
	2022	2021
	(Unaudited)	(Unaudited)
Fragrance compounds	$7,438,950	$5,957,386
Health supplements (solid drinks)	3,340,530	4,671,082
Bioactive food ingredients	2,908,920	1,070,362
Total revenue	$13,688,400	$11,698,830